Document and Entity Information	May 03, 2022
Details
Registrant CIK	0001367408
Document Type	8-K
Document Period End Date	May 03, 2022
Entity Registrant Name	Sino American Oil Co
Entity Incorporation, State or Country Code	WY
Securities Act File Number	000-52304
Entity Tax Identification Number	02-3717729
Entity Address, Address Line One	2123 Pioneer Avenue
Entity Address, City or Town	Cheyenne
Entity Address, State or Province	WY
Entity Address, Postal Zip Code	82001
City Area Code	360
Local Phone Number	361-8066
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false